N-4	Jun. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
Nationwide Destination Future NY | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class
Nationwide Destination Architect 2.0 | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class
Nationwide Destination Future | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class